Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ADGF-13-01  August 1, 2013
1.756194.127

Supplement to the
Fidelity Advisor®
Dividend Growth Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ADGFI-13-01  August 1, 2013
1.756195.120

Supplement to the
Fidelity Advisor® Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AEV-13-01  August 1, 2013
1.760401.125

Supplement to the
Fidelity Advisor® Equity Value Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AEVI-13-01  August 1, 2013
1.760402.119

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

AFR-13-03  August 1, 2013
1.746476.138

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

AFRI-13-03  August 1, 2013
1.746477.129

Supplement to the
Fidelity Advisor® Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AGAI-13-01  August 1, 2013
1.737468.130

Supplement to the
Fidelity Advisor® Growth & Income Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AGAII-13-01  August 1, 2013
1.741968.122

Supplement to the
Fidelity Advisor® High Income Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AHI-13-02  August 1, 2013
1.728372.130

Supplement to the
Fidelity Advisor® High Income Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AHII-13-02  August 1, 2013
1.754057.122

Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for John Avery, Adam Hetnarski, and Nathan Strik found in the "Fund Management" section on page 27.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

AIG-13-03  August 1, 2013
1.744347.135

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 30, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for John Avery, Adam Hetnarski, and Nathan Strik found in the "Fund Management" section on page 25.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

AIGI-13-03  August 1, 2013
1.744350.129

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ALSF-13-01  August 1, 2013
1.756220.125

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Institutional Class
September 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ALSFI-13-01  August 1, 2013
1.756219.119

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Class A, Class T, Class B, and Class C
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AMP-13-01  August 1, 2013
1.808163.120

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Institutional Class
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

AMPI-13-01  August 1, 2013
1.806138.116

Supplement to the
Fidelity Advisor® Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ASCF-13-01  August 1, 2013
1.708463.130

Supplement to the
Fidelity Advisor® Small Cap Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ASCFI-13-01  August 1, 2013
1.708464.124

Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

EPG-13-01  August 1, 2013
1.756213.126

Supplement to the
Fidelity Advisor® Equity Growth Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

EPGI-13-01  August 1, 2013
1.756212.120

Supplement to the
Fidelity Advisor® Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 9.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" beginning on page 9.

Deriatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EPI-13-01  August 1, 2013
1.756211.126

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" on page 10.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity Advisor® Equity Income Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 8.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 8.

Deriatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EPII-13-01  August 1, 2013
1.756210.121

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" on page 9.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity Advisor® Value Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

FAV-13-01  August 1, 2013
1.798886.128

Supplement to the
Fidelity Advisor® Value Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

FAVI-13-01  August 1, 2013
1.806143.123

Supplement to the
Fidelity® Floating Rate High Income Fund
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Eric Mollenhauer (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Eric Mollenhauer is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Mollenhauer has worked as a sales representative, research analyst, director of High Yield Research, and as a portfolio manager.

FHI-13-03  August 1, 2013
1.778339.118

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

GO-13-01  August 1, 2013
1.756209.128

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

GOI-13-01  August 1, 2013
1.756208.123

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
HY-13-02  August 1, 2013
1.742522.129

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
HYI-13-02  August 1, 2013
1.742523.123

Supplement to the
Fidelity Advisor® Value Strategies Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ISO-13-01  August 1, 2013
1.751426.124

Supplement to the
Fidelity Advisor® Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

LC-13-01  August 1, 2013
1.749194.128

Supplement to the
Fidelity Advisor® Large Cap Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

LCI-13-01  August 1, 2013
1.756205.121

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

MC-13-01  August 1, 2013
1.756202.135

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

MCI-13-01  August 1, 2013
1.756201.127

Supplement to the
Fidelity® Real Estate High Income Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

REHI-13-01  August 1, 2013
1.742183.112

Supplement to the
Fidelity® Stock Selector Mid Cap Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SKD-13-01  August 1, 2013
1.952090.101

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SO-13-01  August 1, 2013
1.751427.130

Supplement to the
Fidelity® Value Strategies Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

SOI-13-01  August 1, 2013
1.708013.126

Supplement to the
Fidelity® Value Strategies Fund
Class K
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

SOI-K-13-02  August 1, 2013
1.900393.104